Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Systems Construction [Member] USD ($)	Mar. 31, 2013 Systems Construction [Member] JPY (¥)	Mar. 31, 2012 Systems Construction [Member] JPY (¥)	Mar. 31, 2011 Systems Construction [Member] JPY (¥)	Mar. 31, 2013 Systems Operation And Maintenance [Member] USD ($)	Mar. 31, 2013 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2012 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2011 Systems Operation And Maintenance [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Corporate Use) [Member] USD ($)	Mar. 31, 2013 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Corporate Use) [Member] JPY (¥)	Mar. 31, 2013 Internet Connectivity Services (Home Use) [Member] USD ($)	Mar. 31, 2013 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2012 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2011 Internet Connectivity Services (Home Use) [Member] JPY (¥)	Mar. 31, 2013 WAN Services [Member] USD ($)	Mar. 31, 2013 WAN Services [Member] JPY (¥)	Mar. 31, 2012 WAN Services [Member] JPY (¥)	Mar. 31, 2011 WAN Services [Member] JPY (¥)	Mar. 31, 2013 Outsourcing Services [Member] USD ($)	Mar. 31, 2013 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2012 Outsourcing Services [Member] JPY (¥)	Mar. 31, 2011 Outsourcing Services [Member] JPY (¥)
Network services:
Network services	$ 692,782	¥ 65,232,398	¥ 63,409,406	¥ 51,661,567									$ 170,212	¥ 16,027,134	¥ 14,706,511	¥ 14,004,608	$ 58,052	¥ 5,466,198	¥ 5,717,417	¥ 6,525,128	$ 267,294	¥ 25,168,425	¥ 25,666,524	¥ 16,100,046	$ 197,224	¥ 18,570,641	¥ 17,318,954	¥ 15,031,785
Systems integration:
Systems integration	395,126	37,205,096	31,469,321	29,443,680	168,064	15,824,938	11,997,680	11,936,581	227,062	21,380,158	19,471,641	17,507,099
Equipment sales	15,834	1,490,906	1,111,722	796,385
ATM operation business	24,640	2,320,086	1,324,156	516,574
Total revenues	1,128,382	106,248,486	97,314,605	82,418,206
COST AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	538,362	50,692,190	49,984,821	41,678,052
Cost of systems integration	323,118	30,424,802	24,978,607	22,466,436
Cost of equipment sales	14,001	1,318,344	980,279	683,285
Cost of ATM operation business	20,812	1,959,597	1,382,194	1,000,470
Total cost	896,293	84,394,933	77,325,901	65,828,243
Sales and marketing (Note 21)	85,583	8,058,481	7,946,852	6,616,013
General and administrative (Note 7)	59,817	5,632,430	5,299,608	5,479,176
Research and development	4,354	410,000	388,761	353,732
Total cost and expenses	1,046,047	98,495,844	90,961,122	78,277,164
OPERATING INCOME	82,335	7,752,642	6,353,483	4,141,042
OTHER INCOME (EXPENSES):
Dividend income	500	47,117	48,269	43,732
Interest income	273	25,708	34,602	23,113
Interest expense	(3,051)	(287,314)	(299,271)	(268,129)
Foreign exchange gain (loss), net	1,191	112,136	(4,549)	(31,975)
Net gain (loss) on sales of other investments (Note 4)	144	13,565	(3,154)	105,252
Impairment of other investments (Note 4)	(210)	(19,788)	(159,592)	(179,829)
Other—net	1,198	112,798	6,432	783
Other income (expenses)—net	45	4,222	(377,263)	(307,053)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	82,380	7,756,864	5,976,220	3,833,989
INCOME TAX EXPENSE (Note 12)	27,693	2,607,582	2,525,486	955,697
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	1,784	168,065	123,776	122,667
NET INCOME	56,471	5,317,347	3,574,510	3,000,959
LESS: NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(177)	(16,693)	66,453	202,409
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Dollars per share and Yen per share)	$ 1.39	¥ 130.76	¥ 89.82	¥ 79.04
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Dollars per share and Yen per share)	$ 1.39	¥ 130.65	¥ 89.78	¥ 79.04